Note 08 - Other Income (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income [Abstract]
Net gains related to non-current assets and disposal groups held for sale	€ 4	€ 141	€ (81)